Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	$ 9,033	$ 4,525	$ 9,817
Cash payments	(6,743)
Amounts released	(93)
Foreign exchange movement	(3)
Closing provision	2,194
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	4,621
Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		4,644
Residual balance from prior period		130
Cash payments	(623)	(3,854)
Amounts released	(57)
Foreign exchange movement		(4)
Closing provision	236	916
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	8,131
Cash payments	(6,544)
Amounts released	(93)
Foreign exchange movement	(3)
Closing provision	1,491
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	4,228
Workforce Reduction | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		3,394
Cash payments	(197)	(3,030)
Amounts released	(57)
Foreign exchange movement		(4)
Closing provision	106	360
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	902
Cash payments	(199)
Closing provision	703
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	393
Office Consolidations | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		1,250
Residual balance from prior period		130
Cash payments	(426)	(824)
Closing provision	$ 130	$ 556